FREMONT MUTUAL FUNDS, INC.

                       Supplement dated September 30, 2004
                                     to the
            Prospectus dated March 1, 2004, as amended July 26, 2004


Fremont Institutional Yield+ Fund

At a meeting held on September 17, 2004 the Board of Directors of Fremont Mutual Funds, Inc. determined that it is in the best interest of the Fremont Institutional Yield+ Fund and its shareholders to terminate the Fremont Institutional Yield+ Fund and liquidate its assets on September 30, 2004.

Effective immediately, all references to the Fremont Institutional Yield+ Fund on pages 4, 5, 6, 7, 12 and 15 of the Prospectus are deleted.



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                           FREMONT MUTUAL FUNDS, INC.

                       Supplement dated September 30, 2004
                                     to the
                       Statement of Additional Information
                                      dated
                     March 1, 2004, as amended July 26, 2004


Fremont Institutional Yield+ Fund

At a meeting held on September 17, 2004 the Board of Directors of Fremont Mutual Funds, Inc. determined that it is in the best interest of the Fremont Institutional Yield+ Fund and its shareholders to terminate the Fremont Institutional Yield+ Fund and liquidate its assets on September 30, 2004.

Effective immediately, all references to the Fremont Institutional Yield+ Fund on pages 1, 2, 22, 23, 26 and 32 of the Statement of Additional Information are deleted.